Stock Based Compensation (Details Textual) (USD $)	1 Months Ended	12 Months Ended		0 Months Ended
	Oct. 31, 2005	Dec. 31, 2014	Dec. 31, 2013	Jan. 07, 2015
Stock Based Compensation (Textual)
Shares of common stock for issuance upon exercise of grants under plan	1,500,000
Share-based payment award, award vesting period		Either immediately or over a period of up to two years, and expire 1 year to 10 years from the grant date.
Shares available for future grant under the Incentive Plan		774,048
Stock option based compensation expense		$ 702,300	$ 660,468
Share based payment award minimum expiry period	1 year
Share based payment award maximum expiry period	10 years
Short term maturities period	3 months
Expected dividend yield		0.00%
Stock options outstanding intrinsic value		345,750	33,325
Weighted-average grant-date fair values of options granted		302,080	1,296,119
Weighted-average grant-date fair values of options granted per share		$ 1.94	$ 2.18
Unvested options to purchase common stock		120,533
Expected unrecognized compensation cost		$ 228,207
Expected to be recognized over period		39 months
Stock Options [Member]
Stock Based Compensation (Textual)
Options exercisable cancelled		255,262	20,313
Stock options exercised
CEO [Member] | Subsequent Event [Member]
Stock Based Compensation (Textual)
Weighted-average grant-date fair values of options granted per share				$ 3.50
Stock options exercised				250,000
CEO [Member] | Subsequent Event [Member] | November 24, 2015 one [Member]
Stock Based Compensation (Textual)
Number of options expected to vest in future				50,000
CEO [Member] | Subsequent Event [Member] | November 24, 2015 two [Member]
Stock Based Compensation (Textual)
Number of options expected to vest in future				150,000
CEO [Member] | Subsequent Event [Member] | November 24, 2018 [Member]
Stock Based Compensation (Textual)
Number of options expected to vest in future				50,000